Property, plant and equipment (Schedule of Property plant and equipment table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	$ 3,473,490
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	9,452	$ 4,156
Additions	4,368	7,853
Disposals	(214)	(11)
Depreciation charge	(2,478)	(2,117)
Transfers	(329)	(429)
Right-of-use assets - end of year	10,799	9,452
Property, plant and equipment - End of year	3,368,772	3,473,490
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,416,351	9,209,575
Acquisitions		97,930
Additions	153,631	143,448
Transfers	329	429
Change in reclamation provision	(5,343)	(93,451)
Disposals	(19,406)	(15,004)
Effect of movements in exchange rates	(38,192)	73,424
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	9,507,370	9,416,351
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(5,952,313)	(5,637,132)
Depreciation charge	249,535	241,323
Transfers	0
Change in reclamation provision	7,509	(22,944)
Disposals	17,129	13,701
Effect of movements in exchange rates	27,813	(64,615)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(6,149,397)	(5,952,313)
Land and buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,902,228
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	5,959	931
Additions	3,398	5,917
Disposals	0	0
Depreciation charge	(1,003)	(870)
Transfers	(28)	(19)
Right-of-use assets - end of year	8,326	5,959
Property, plant and equipment - End of year	1,808,660	1,902,228
Land and buildings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	5,197,138	5,152,209
Acquisitions		67,998
Additions	9,062	4,385
Transfers	40,011	25,023
Change in reclamation provision	(5,343)	(93,451)
Disposals	(13,604)	(4,885)
Effect of movements in exchange rates	(13,940)	45,859
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	5,213,324	5,197,138
Land and buildings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(3,300,869)	(3,101,740)
Depreciation charge	146,574	137,543
Transfers	0
Change in reclamation provision	7,509	(22,944)
Disposals	13,604	4,851
Effect of movements in exchange rates	13,340	(43,493)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(3,412,990)	(3,300,869)
Plant and equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	745,875
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,565	1,584
Additions	126	1,330
Disposals	(214)	(11)
Depreciation charge	(399)	(560)
Transfers	(677)	(778)
Right-of-use assets - end of year	401	1,565
Property, plant and equipment - End of year	738,985	745,875
Plant and equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,812,309	2,732,561
Acquisitions		27,646
Additions	29,498	8,927
Transfers	63,819	39,091
Change in reclamation provision	0	0
Disposals	(3,744)	(8,423)
Effect of movements in exchange rates	(4,277)	12,507
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	2,897,605	2,812,309
Plant and equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(2,067,999)	(1,962,228)
Depreciation charge	98,694	101,923
Transfers	(11)
Change in reclamation provision	0	0
Disposals	3,456	8,201
Effect of movements in exchange rates	4,227	(12,049)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(2,159,021)	(2,067,999)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	6,432
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,928	1,641
Additions	844	606
Disposals	0	0
Depreciation charge	(1,076)	(687)
Transfers	376	368
Right-of-use assets - end of year	2,072	1,928
Property, plant and equipment - End of year	9,115	6,432
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	84,080	84,366
Acquisitions		70
Additions	3,461	209
Transfers	3,334	(167)
Change in reclamation provision	0	0
Disposals	(69)	(650)
Effect of movements in exchange rates	(87)	252
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	90,719	84,080
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(79,576)	(78,119)
Depreciation charge	4,267	1,857
Transfers	11
Change in reclamation provision	0	0
Disposals	69	649
Effect of movements in exchange rates	87	(249)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(83,676)	(79,576)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	197,792
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals	0	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	200,482	197,792
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	234,590	167,200
Acquisitions		2,216
Additions	111,518	129,734
Transfers	(106,835)	(63,518)
Change in reclamation provision	0	0
Disposals	(1,989)	(1,046)
Effect of movements in exchange rates	(4)	4
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	237,280	234,590
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(36,798)	(36,798)
Depreciation charge	0	0
Transfers	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(36,798)	(36,798)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	621,163
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals	0	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	611,530	621,163
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,088,234	1,073,239
Acquisitions		0
Additions	92	193
Transfers	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	(19,884)	14,802
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	1,068,442	1,088,234
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(467,071)	(458,247)
Depreciation charge	0	0
Transfers	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	10,159	(8,824)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	$ (456,912)	$ (467,071)